Mining and Income Taxation - Summary of Domestic and Foreign Current Tax Rates (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Mining Tax [member]
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Effective mining tax rate for Gold Fields Operations Limited, GFI Joint Venture Holdings (Proprietary) Limited and owners of South Deep Mine	29.00%	29.00%	29.00%